Capital Management and Financial Risk - Interest Rate Risk (Details) $ in Thousands	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)
Capital Management And Financial Risk [Line Item]
Convertible debenture faire value, Base	$ 252,135	$ 302,897	$ 170,645
Convertible Debentures
Capital Management And Financial Risk [Line Item]
Convertible debenture faire value, Base	$ 13,000	$ 15,565
Convertible Debentures | Interest rate risk
Capital Management And Financial Risk [Line Item]
Credit spread, Increase	20.00%
Credit spread, Decrease	18.00%
Convertible debenture faire value, Increase	$ 12,800
Convertible debenture faire value, Decrease	$ 13,300
Credit spread | Convertible Debentures
Capital Management And Financial Risk [Line Item]
Credit spread, Base	0.19
Convertible debenture faire value, Base	$ 13,000